Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 27, 2016
Numerator:
Net income available to common stock shareholders	$ 450	$ 10,034
Denominator:
Weighted average common shares - basic (in shares)	70,562,477
Basic earnings per share from net income (in dollars per share)	$ 0.01
Numerator:
Net income available to common stock shareholders	$ 450	$ 10,034
Denominator:
Weighted average common shares - basic (in shares)	70,562,477
Warrant conversion (in shares)	690,248
Restricted stock units (in shares)	2,045
Weighted average common shares - diluted (in shares)	71,254,770
Diluted earnings per share from net income (in dollars per share)	$ 0.01